FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-3578


                       Aquila Three Peaks High Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2007





Item 1. Schedule of Investments.



                       AQUILA THREE PEAKS HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)

--------------------- ------------------------------------------------------------------------------
      Principal
       Amount          Corporate Bonds (95.6%)                                            Value  (a)
--------------------- ------------------------------------------------------------------------------

                       Advertising Sales (0.7%)
                      ----------------------------------------------------------
                      Lamar Media Corp.
      $ 175,000       7.250%, 01/01/13                                                   $  175,875
                                                                                --------------------

                       Advertising Services (0.9%)
                      ----------------------------------------------------------
                      RH Donnelley, Inc.
        235,000       10.875%, 12/15/12                                                     250,275
                                                                                --------------------

                       Aerospace/Defense (1.5%)
                      ----------------------------------------------------------
                      Vought Aircraft Industries, Inc.
        400,000       8.000%, 07/15/11                                                      396,000
                                                                                --------------------

                       Agricultural Chemicals (0.3%)
                      ----------------------------------------------------------
                      Mosaic Global Holdings, Inc.


         75,000       7.300%, 01/15/28                                                       71,250
                                                                                --------------------

                       Apparel Manufacturers (4.6%)
                      ----------------------------------------------------------
                      Levi Strauss & Co.

        105,000       12.250%, 12/15/12                                                     112,899

        250,000       9.750%, 01/15/15                                                      262,500


                      Oxford Industries, Inc.

        350,000       8.875%, 06/01/11                                                      353,500


                      Phillips-Van Heusen Corp.
        275,000       8.125%, 05/01/13                                                      282,563

                      Warnaco, Inc.
        205,000       8.875%, 06/15/13                                                      215,250

                                                                                --------------------
                                                                                          1,226,712
                                                                                --------------------

                       Auction House (0.9%)
                      ----------------------------------------------------------
                      Sotheby's
        250,000       6.875%, 02/01/09                                                      251,875
                                                                                --------------------

                       Auto Auction (0.4%)
                      ----------------------------------------------------------
                      KAR Holdings, Inc., (144A)
        125,000       10.000%, 05/01/15                                                     117,188
                                                                                --------------------

                       Beverages- Carbonated Soft Drinks (0.4%)
                      ----------------------------------------------------------
                      Cott Beverages, Inc.
        110,000       8.000%, 12/15/11                                                      108,350
                                                                                --------------------

                       Broadcasting- Radio (0.3%)
                      ----------------------------------------------------------
                      Salem Communications Corp.
         75,000       7.750%, 12/15/10                                                       75,000
                                                                                --------------------

                       Building- Heavy Construction (1.2%)
                      ----------------------------------------------------------
                      Ahern Rentals, Inc.
        320,000       9.250%, 08/15/13                                                      308,000
                                                                                --------------------

                       Cable Television (9.6%)
                      ----------------------------------------------------------
                      CSC Holdings, Inc.
        800,000       7.250%, 07/15/08                                                      802,000

                      DIRECTV TV Holdings LLC and DIRECTV Financing
                       Company, Inc.
     1,325,000        8.375%, 03/15/13                                                    1,376,344

                      EchoStar DBS Corp.
        400,000       6.375%, 10/01/11                                                      402,000

                                                                                --------------------
                                                                                          2,580,344
                                                                                --------------------
                       Casino Hotels (9.5%)
                      ----------------------------------------------------------
                      Harrahs Operating Co., Inc.
        200,000       5.500%, 07/01/10                                                      192,000

                      Las Vegas Sands Corp.
      1,525,000        6.375%, 02/15/15                                                    1,475,438

                      Mandalay Resort Group
        575,000       7.625%, 07/15/13                                                      564,938

                      Seminole Hard Rock Entertainment, Inc.
        325,000       7.847%, 03/15/14, (Floating Rate Note) (144A)                         317,281

                                                                                --------------------
                                                                                          2,549,657
                                                                                --------------------

                       Casino Services (2.4%)
                      ----------------------------------------------------------
                      American Casino & Entertainment
         80,000       7.850%, 02/01/15                                                       82,200

                      Fontainebleau Las Vegas Holdings LLC
        450,000       10.250%, 06/15/15, (144A)                                             421,875

                      Virgin River Casino Corp., RBG, LLC and BEB, Inc.
        135,000       9.000%, 01/15/12                                                      131,288

                                                                                --------------------
                                                                                            635,363
                                                                                --------------------

                       Cellular Telecommunications (1.3%)
                      ----------------------------------------------------------
                      IPCS, Inc.
        350,000       7.480%, 05/01/13, (Floating Rate Note) (144A)                         339,500
                                                                                --------------------

                       Chemicals- Diversified (1.9%)
                      ----------------------------------------------------------
                      Innophos, Inc.
         95,000       8.875%, 08/15/14                                                       94,050

                      Innophos Holdings, Inc.
        210,000       9.500%, 04/15/12, (144A)                                              211,050

                      Lyondell Chemical Co.
        192,000       10.500%, 06/01/13                                                     206,400

                                                                                --------------------
                                                                                            511,500
                                                                                --------------------

                       Chemicals- Plastics (0.3%)
                      ----------------------------------------------------------
                      PolyOne Corp.
         65,000       8.875%, 05/01/12                                                       66,950
                                                                                --------------------

                       Coal (0.1%)
                      ----------------------------------------------------------
                      CONSOL Energy, Inc.

         30,000       7.875%, 03/01/12                                                       31,275
                                                                                --------------------

                       Commercial Services (0.9%)
                      ----------------------------------------------------------
                      DynCorp International LLC/ DIC Capital Corp.
        230,000       9.500%, 02/15/13                                                      238,050
                                                                                --------------------

                       Computer Services (1.5%)
                      ----------------------------------------------------------
                      Unisys Corp.
        400,000       6.875%, 03/15/10                                                      389,000
                                                                                --------------------

                       Containers- Metal/Glass (4.6%)
                      ----------------------------------------------------------
                      Ball Corp.
        485,000       6.875%, 12/15/12                                                      491,063

                      Crown Americas Capital Corp.

        400,000       7.625%, 11/15/13                                                      410,500


                      Owens-Illinois, Inc.

        315,000       7.500%, 05/15/10                                                      317,363


                                                                                --------------------
                                                                                          1,218,926
                                                                                --------------------

                       Containers- Paper/Plastic (0.9%)
                      ----------------------------------------------------------
                      AEP Industries, Inc.

        100,000       7.875%, 03/15/13                                                       96,750

                      Graphic Packaging International, Inc.
        150,000       8.500%, 08/15/11                                                      152,625

                                                                                --------------------
                                                                                            249,375
                                                                                --------------------

                       Diverse Operations/Commercial Services (1.9%)
                      ----------------------------------------------------------
                      Aramark Corp.
        500,000       8.500%, 02/01/15                                                      510,000
                                                                                --------------------

                       Electronic- Generation  (0.8%)
                      ----------------------------------------------------------
                      AES Corp.

        200,000       8.750%, 06/15/08                                                      202,750
                                                                                --------------------

                       Energy Exploration & Production (0.4%)
                      ----------------------------------------------------------
                      Encore Acquisition Co.
        125,000       6.250%, 04/15/14                                                      116,875
                                                                                --------------------

                       Energy Midstream (1.2%)
                      ----------------------------------------------------------
                      Kinder Morgan, Inc.
        350,000       5.700%, 01/05/16                                                      318,130
                                                                                --------------------

                       Entertainment - Theaters (0.1%)
                      ----------------------------------------------------------
                      Regal Cinemas, Inc.
         15,000       9.375%, 02/01/12                                                       15,563
                                                                                --------------------

                       Finance- Auto Loans (1.6%)
                      ----------------------------------------------------------
                      General Motors Acceptance Corp.

        425,000       7.750%, 01/19/10                                                      421,542
                                                                                --------------------

                       Finance- Other Services (0.2%)
                      ----------------------------------------------------------
                      Alamosa Delaware, Inc.

         50,000       8.500%, 01/31/12                                                       52,197
                                                                                --------------------

                       Food- Miscellaneous/Diversified (0.0%)
                      ----------------------------------------------------------
                      Dole Food Co., Inc.
         10,000       7.250%, 06/15/10                                                        9,450
                                                                                --------------------

                       Food- Retail (1.5%)
                      ----------------------------------------------------------
                      Albertson's, Inc.
        400,000       7.250%, 05/01/13                                                      402,527
                                                                                --------------------

                       Funeral Service & Related Items (2.5%)
                      ----------------------------------------------------------
                      Carriage Services, Inc.
        400,000       7.875%, 01/15/15                                                      400,000

                      Stewart Enterprises, Inc.
        275,000       6.250%, 02/15/13                                                      267,438

                                                                                --------------------
                                                                                            667,438
                                                                                --------------------

                       Gambling- Non-Hotel (2.7%)
                      ----------------------------------------------------------
                      Pinnacle Entertainment
        410,000       8.250%, 03/15/12                                                      415,125
        117,000       8.750%, 10/01/13                                                      120,510

                      Quapaw Downstream Development Authority
        200,000       12.000%, 10/15/15                                                     195,250

                                                                                --------------------
                                                                                            730,885
                                                                                --------------------

                       Healthcare- Hospitals (0.7%)
                      ----------------------------------------------------------
                      Health Management LLC
        140,000       6.125%, 04/15/16                                                      122,109

                      Tenet Healthcare Corp.
         75,000       6.375%, 12/01/11                                                       65,625

                                                                                --------------------
                                                                                            187,734
                                                                                --------------------

                       Independent Power Producer (0.3%)
                      ----------------------------------------------------------
                      NRG Energy, Inc.
         92,000       7.250%, 02/01/14                                                       92,230
                                                                                --------------------

                       Lesiure & Recreation Products (1.0%)
                      ----------------------------------------------------------
                      Leslie's Poolmart, Inc.
        275,000       7.750%, 02/01/13                                                      261,250
                                                                                --------------------

                       Machinery-Material Handling (0.5%)
                      ----------------------------------------------------------
                      Columbus McKinnon Corp.
        135,000       8.875%, 11/01/13                                                      139,050
                                                                                --------------------

                       Marine Services (0.8%)
                      ----------------------------------------------------------
                      Great Lakes Dredge & Dock Corp.
        230,000       7.750%, 12/15/13                                                      220,800
                                                                                --------------------

                       Medical- Hospitals (3.9%)
                      ----------------------------------------------------------
                      Columbia/HCA Healthcare Corp.
        225,000       8.360%, 04/15/24                                                      195,633

                      Community Health System, Inc.

         90,000       8.875%, 07/15/15, (144A)                                               92,475

                      HCA, Inc.
        825,000       6.750%, 07/15/13                                                      742,500

                                                                                --------------------
                                                                                          1,030,608
                                                                                --------------------

                       Medical- Nursing Homes (0.6%)
                      ----------------------------------------------------------
                      Sun Healthcare Group, Inc.
        170,000       9.125%, 04/15/15, (144A)                                              173,400
                                                                                --------------------

                       Medical Products (0.5%)
                      ----------------------------------------------------------
                      Universal Hospital Services, Inc., (144A)
        125,000       8.759%, 06/01/15                                                      124,375
                                                                                --------------------

                       Office Automation & Equipment (1.2%)
                      ----------------------------------------------------------
                      Xerox Capital Trust I
        325,000       8.000%, 02/01/27                                                      327,880
                                                                                --------------------

                       Oil Company- Exploration & Production (4.9%)
                      ----------------------------------------------------------
                      Baytex Energy Ltd.
         80,000       9.625%, 07/15/10                                                       82,400

                      Comstock Resources, Inc.
        225,000       6.875%, 03/01/13                                                      216,563

                      KCS Energy, Inc.
         33,000       7.125%, 04/01/12                                                       32,010

                      Petrohawk Energy Corp.
        240,000       9.125%, 07/15/13                                                      253,200

                      PetroQuest Energy, Inc.
        305,000       10.375%, 05/15/12                                                     310,338

                      Swift Energy Co.
         35,000       7.625%, 07/15/11                                                       35,088

                      Whiting Petroleum Corp.
        400,000       7.250%, 05/01/12                                                      393,000

                                                                                --------------------
                                                                                          1,322,599
                                                                                --------------------

                       Oil-Field Services (0.7%)
                      ----------------------------------------------------------
                      North America Energy Partners, Inc.
        175,000       8.750%, 12/01/11                                                      176,750
                                                                                --------------------

                       Paper & Related Products (0.4%)
                      ----------------------------------------------------------
                      Rock-Tenn Co.
        110,000       8.200%, 08/15/11                                                      113,713
                                                                                --------------------

                       Pipelines (1.3%)
                      ----------------------------------------------------------
                      SemGroup LP

        250,000       8.750%, 11/15/15, (144A)                                              244,375


                      Targa Resources, Inc.
         95,000       8.500%, 11/01/13, (144A)                                               95,475

                                                                                --------------------
                                                                                            339,850
                                                                                --------------------

                       Private Corrections (1.8%)
                      ----------------------------------------------------------
                      Corrections Corporation of America
        490,000       7.500%, 05/01/11                                                      493,675
                                                                                --------------------

                       Publishing- Books (0.8%)
                      ----------------------------------------------------------
                      Houghton Mifflin Co.
        220,000       7.200%, 03/15/11                                                      217,800
                                                                                --------------------

                       Publishing- Periodicals (1.8%)
                      ----------------------------------------------------------
                      Dex Media East LLC


         40,000       9.875%, 11/15/09                                                       41,050


                      Dex Media West LLC
        440,000       8.500%, 08/15/10                                                      452,100

                                                                                --------------------
                                                                                            493,150
                                                                                --------------------

                       Racetracks (0.2%)
                      ----------------------------------------------------------
                      Penn National Gaming, Inc.

         60,000       6.750%, 03/01/15                                                       61,200
                                                                                --------------------

                       Radio (0.9%)
                      ----------------------------------------------------------
                      Radio One, Inc.
        250,000       8.875%, 07/01/11                                                      247,500
                                                                                --------------------

                       Real Estate Investment Trust- Hotels (3.0%)
                      ----------------------------------------------------------
                      FelCor Lodging Limited Partnership
        800,000       7.260%, 12/01/11, (Floating Rate Note)                                794,000
                                                                                --------------------


                       Real Estate Management/Services (0.4%)
                      ----------------------------------------------------------
                      American Real Estate Partners, L.P.

         90,000       7.125%, 02/15/13, (144A)                                               85,725
         34,000       7.125%, 02/15/13                                                       32,385

                                                                                --------------------
                                                                                            118,110
                                                                                --------------------

                       Rental Auto/Equipment (1.1%)
                      ----------------------------------------------------------
                      United Rentals, Inc.

        295,000       7.750%, 11/15/13                                                      303,850
                                                                                --------------------

                       Retail- Arts & Crafts (1.0%)
                      ----------------------------------------------------------
                      Michaels Stores, Inc.
        250,000       11.375%, 11/01/16                                                     255,625
                                                                                --------------------

                       Retail- Computer Equipment (2.1%)
                      ----------------------------------------------------------
                      GSC Holdings Corp.
        105,000       9.224%, 10/01/11, (Floating Rate Note)                                107,100
        440,000       8.000%, 10/01/12                                                      457,600

                                                                                --------------------
                                                                                            564,700
                                                                                --------------------

                       Satellite Telecommunications (0.7%)
                      ----------------------------------------------------------
                      Intelsat, Ltd.
        225,000       7.625%, 04/15/12                                                      192,375
                                                                                --------------------

                       Special Purpose Entity (1.4%)
                      ----------------------------------------------------------
                      Consolidated Communication Illinois Holdings, Inc.
         40,000       9.750%, 04/01/12                                                       40,400

                      Global Cash Access, Inc.
        198,000       8.750%, 03/15/12                                                      204,930

                      Regency Energy Partners LP

         25,000       8.375%, 12/15/13, (144A)                                               26,188


                      Universal City Development Partners, LTD and UCPP
                         Finance, Inc.
         95,000       11.750%, 04/01/10                                                      99,275

                                                                                --------------------
                                                                                            370,793
                                                                                --------------------

                       Steel- Producers (0.7%)
                      ----------------------------------------------------------
                      Ryerson Tull, Inc.
        179,000       8.250%, 12/15/11                                                      192,201
                                                                                --------------------

                       Telecom Services (1.5%)
                      ----------------------------------------------------------
                      Hughes Network Systems, LLC
        275,000       9.500%, 04/15/14                                                      277,063

                      Time Warner Telecomm Holdings, Inc.
        125,000       9.250%, 02/15/14                                                      129,688

                                                                                --------------------
                                                                                            406,751
                                                                                --------------------

                       Telephone- Integrated (1.6%)
                      ----------------------------------------------------------
                      Qwest Communications International, Inc.
        215,000       7.250%, 02/15/11                                                      217,419
        155,000       7.500%, 02/15/14                                                      156,938
         50,000       7.500%, 02/15/14                                                       50,625

                                                                                --------------------
                                                                                            424,982
                                                                                --------------------

                       Transportation- Rail  (0.4%)
                      ----------------------------------------------------------
                      The Kansas City Southern Railway Co.
         97,000       7.500%, 06/15/09                                                       98,091
                                                                                --------------------

                       Travel Services  (1.5%)
                      ----------------------------------------------------------
                      Travelport LLC
        380,000       9.875%, 09/01/14                                                      387,600
                                                                                --------------------

                       Wire & Cable Products  (0.8%)
                      ----------------------------------------------------------
                      Coleman Cable, Inc.
        225,000       9.875%, 10/01/12                                                      218,813
                                                                                --------------------

                      Total Investments (cost $25,744,902- note b)       95.6%           25,589,277

                      Other assets less liabilities                        4.4            1,167,473
                                                                     ---------- --------------------
                      Net Assets                                        100.0%          $26,756,750
                                                                     ========== ====================

                       See accompanying notes to financial
                                  statements.

                                                                      Percent of
                      Portfolio Distribution (unaudited)              Portfolio

                      Advertising Sales                                  0.7 %

                      Advertising Services                               1.0

                      Aerospace/Defense                                  1.5

                      Agricultural Chemicals                             0.3

                      Apparel Manufacturers                              4.8

                      Auction House                                      1.0

                      Auto Auction                                       0.5

                      Beverages- Carbonated Soft Drinks                  0.4

                      Broadcasting- Radio                                0.3

                      Building- Heavy Construction                       1.2

                      Cable Television                                   10.1

                      Casino Hotels                                      10.0

                      Casino Services                                    2.5

                      Cellular Telecommunications                        1.3

                      Chemicals - Diversified                            2.0

                      Chemicals - Plastics                               0.3

                      Coal                                               0.1

                      Commercial Services                                0.9

                      Computer Services                                  1.5

                      Containers-Metal/Glass                             4.8

                      Containers-Paper/Plastic                           1.0

                      Diverse Operations/Commercial Services             2.0

                      Electronic- Generation                             0.8

                      Energy Exploration & Production                    0.5

                      Energy Midstream                                   1.2

                      Entertainment - Theaters                           0.1

                      Finance- Auto Loans                                1.6

                      Finance- Other Services                            0.2

                      Food- Miscellaneous/Diversified                    0.0

                      Food- Retail                                       1.6

                      Funeral Service & Related Items                    2.6

                      Gambling- Non-Hotel                                2.9

                      Healthcare- Hospitals                              0.7

                      Independent Power Producer                         0.4

                      Leisure & Recreation Products                      1.0

                      Machinery- Material Handling                       0.5

                      Marine Services                                    0.9

                      Medical- Hospitals                                 4.0

                      Medical- Nursing Homes                             0.7

                      Medical Products                                   0.5

                      Office Automation & Equipment                      1.3

                      Oil Company- Exploration & Production              5.2

                      Oil-Field Services                                 0.7

                      Paper & Related Products                           0.4

                      Pipelines                                          1.3

                      Private Corrections                                1.9

                      Publishing- Books                                  0.8

                      Publishing- Periodicals                            1.9

                      Racetracks                                         0.2

                      Radio                                              1.0

                      Real Estate Investment Trust - Hotels              3.1

                      Real Estate Management/Services                    0.5

                      Rental Auto/Equipment                              1.2

                      Retail- Arts & Crafts                              1.0

                      Retail-Computer Equipment                          2.2

                      Satellite Telecommunications                       0.7

                      Special Purpose Entity                             1.4

                      Steel-Producers                                    0.7

                      Telecom Services                                   1.6

                      Telephone- Integrated                              1.7

                      Transportation- Rail                               0.4

                      Travel Services                                    1.5

                      Wire & Cable Products                              0.9
                                                                    ------------
                                                                       100.0  %
                                                                    ============
                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                       AQUILA THREE PEAKS HIGH INCOME FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $25,744,911 amounted to $155,634, which consisted of aggregate gross unrealized appreciation of $220,224 and aggregate gross unrealized depreciation of $375,858.




Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ /Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      November 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      November 27, 2007




By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 27, 2007